Statement of cash flows, indirect method (Statement) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [Line Items]
Cash flows from (used in) operating activities		€ 14,968	€ (18,190)	€ (721)
Profit (loss)		11,126	10,575	8,416
Adjustments to reconcile profit (loss)		14,376	14,817	12,150
Adjustments for depreciation and amortisation expense		1,521	1,533	1,403
Other adjustments to reconcile profit (loss)		12,855	13,283	10,747
Net increase decrease in operating assets from operating activities		(102,491)	(54,265)	(77,408)
Adjustments for decrease (increase) in financial assets held for trading		(13,956)	28,452	(27,884)
Net increase decrease in non trading financial assets mandatorily at fair value through profit or loss		(628)	(2,813)	(1,288)
Net increase decrease in other financial assets designated at fair value through profit or loss		(187)	119	(42)
Net increase decrease in financial assets at fair value through other comprehensive income		680	(1,124)	2,512
Adjustments For Decrease Increase In Financial Assets At Amortised Cost		(89,072)	(76,759)	(51,182)
Adjustments for decrease (increase) in other assets		672	(2,140)	476
Net increase decrease in operating liabilities from operating activities		95,286	16,314	61,473
Adjustments for increase (decrease) in financial liabilities held for trading		5,099	(32,695)	24,435
Other financial liabilities designated at fair value through profit or loss operating activities		3,271	2,647	2,003
Financial liabilities at amortized cost operating activities		88,266	45,970	36,127
Adjustments for increase (decrease) in other liabilities		(1,350)	392	(1,092)
Income taxes paid (refund), classified as operating activities		(3,328)	(5,631)	(5,353)
Cash flows from (used in) investing activities, continuing operations		(1,403)	(1,423)	(1,419)
Outflows of cash from investing activities		(1,807)	(2,039)	(1,912)
Purchase of property, plant and equipment, classified as investing activities		(827)	(1,195)	(1,129)
Purchase of intangible assets, classified as investing activities		(979)	(816)	(690)
Other cash payments to acquire interests in joint ventures, classified as investing activities		(1)	(1)	(93)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		0	(28)	0
Investment non current assets classified as held for sale and associated liabilites		0	0	0
Investment other settlements related to investing activities		0	0	0
Inflows of cash from investing activities		404	617	492
Proceeds from sales of property, plant and equipment		83	104	92
Proceeds from sales of intangible assets		0	0	0
Other cash receipts from sales of interests in joint ventures		83	32	58
Cash flows from losing control of subsidiaries or other businesses		50	73	21
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		188	408	321
Other collections related to investing activities		0	0	0
Cash flows from (used in) financing activities, continuing operations		(3,673)	(2,567)	(1,842)
Payments from financing activities		(9,417)	(8,773)	(7,224)
Dividends paid, classified as financing activities		(4,196)	(3,913)	(2,808)
Repayments of subordinated liabilities		(2,647)	(2,599)	(1,629)
Treasury stock amortization from financing activities		(27)	(37)	(94)
Treasury stock acquisitions from financing activities		(1,968)	(1,492)	(2,072)
Other Outflows Of Cash Classified As Financing Activities		(580)	(732)	(622)
Collections from financing activities		5,744	6,205	5,383
Proceeds from issue of subordinated liabilities		4,987	5,514	4,672
Proceeds from issuing shares		0	0	0
Collections Treasury shares disposal		757	691	711
Other Inflows Of Cash Classified As Financing Activities		0	0	0
Effect of exchange rate changes on cash and cash equivalents		(2,201)	(2,091)	(357)
Increase decrease in cash and cash equivalents including companies held for sale		7,692	(24,271)	(4,339)
Cash and cash equivalents at beginning of period		51,145	75,416	79,756
Cash and cash equivalents at end of period		58,837	51,145	75,416
Components of cash and cash equivalents at the end of the period [Line Items]
Cash		8,050	8,636	7,751
Cash and bank balances at central banks	[1]	42,856	35,306	60,750
Other financial assets		7,931	7,202	6,916
Bank overdrafts		0	0	0
Cash and cash equivalents		€ 58,837	€ 51,145	€ 75,416

[1]	(1) The variation is mainly due to the evolution of the balances held in the Bank of Spain.